Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000195447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,031,905	$ 1,041,725	$ 1,101,789	$ 1,191,308	$ 1,259,732	$ 1,153,413	$ 1,151,031	$ 1,152,571	$ 1,246,941	$ 1,306,800
C000195444 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	9,546		9,850	9,939	10,486	11,317	11,910	10,871	10,829	10,811	11,661	12,183
C000195445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,319	10,393	10,893	11,656	12,186	11,041	10,905	10,805	11,569	11,996
C000195446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,319	10,407	11,023	11,926	12,582	11,513	11,497	11,507	12,442	13,032
Bloomberg U S Aggregate Bond C000195447 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,008,300	1,005,073	1,058,242	1,172,955	1,169,788	1,070,239	1,065,637	1,049,972	1,134,180	1,180,300
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,083	$ 10,051	$ 10,582	$ 11,730	$ 11,698	$ 10,702	$ 10,656	$ 10,500	$ 11,342	$ 11,803